American Century Investments®
Quarterly Portfolio Holdings
VP Capital Appreciation Fund
September 30, 2020

VP Capital Appreciation - Schedule of Investments
SEPTEMBER 30, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.8%
Aerospace and Defense — 0.1%
Mercury Systems, Inc.(1)	6,038	467,703
Auto Components — 1.0%
Aptiv plc	61,072	5,599,081
Beverages — 1.1%
Boston Beer Co., Inc. (The), Class A(1)	2,259	1,995,510
Constellation Brands, Inc., Class A	22,640	4,290,507
		6,286,017
Biotechnology — 4.2%
ACADIA Pharmaceuticals, Inc.(1)	82,146	3,388,522
Alnylam Pharmaceuticals, Inc.(1)	42,795	6,230,952
Argenx SE, ADR(1)	16,089	4,223,684
Immunomedics, Inc.(1)	50,886	4,326,837
Seattle Genetics, Inc.(1)	10,666	2,087,230
Turning Point Therapeutics, Inc.(1)	36,254	3,167,149
		23,424,374
Building Products — 3.2%
Fortune Brands Home & Security, Inc.	119,314	10,323,047
Trane Technologies plc	60,556	7,342,415
		17,665,462
Capital Markets — 3.6%
LPL Financial Holdings, Inc.	71,533	5,484,435
MarketAxess Holdings, Inc.	12,439	5,990,498
MSCI, Inc.	23,770	8,480,661
		19,955,594
Chemicals — 0.5%
Albemarle Corp.	28,983	2,587,602
Communications Equipment — 2.1%
Arista Networks, Inc.(1)	22,920	4,742,836
F5 Networks, Inc.(1)	56,499	6,936,382
		11,679,218
Containers and Packaging — 2.7%
Avery Dennison Corp.	51,754	6,616,231
Ball Corp.	100,230	8,331,118
		14,947,349
Distributors — 0.7%
LKQ Corp.(1)	138,122	3,830,123
Diversified Consumer Services — 0.6%
Chegg, Inc.(1)	45,215	3,230,160
Electrical Equipment — 3.7%
AMETEK, Inc.	78,133	7,766,420
nVent Electric plc	227,485	4,024,210
Rockwell Automation, Inc.	17,044	3,761,270
Sensata Technologies Holding plc(1)	114,020	4,918,823
		20,470,723
Electronic Equipment, Instruments and Components — 4.1%
Cognex Corp.	205,294	13,364,639
Keysight Technologies, Inc.(1)	93,183	9,204,617
		22,569,256

Entertainment — 2.4%
Roku, Inc.(1)	36,219	6,838,147
Zynga, Inc., Class A(1)	743,472	6,780,465
		13,618,612
Equity Real Estate Investment Trusts (REITs) — 0.6%
SBA Communications Corp.	10,974	3,494,999
Health Care Equipment and Supplies — 7.1%
Align Technology, Inc.(1)	33,761	11,052,001
DexCom, Inc.(1)	16,689	6,879,707
IDEXX Laboratories, Inc.(1)	4,220	1,658,924
Masimo Corp.(1)	35,418	8,360,773
Teleflex, Inc.	32,951	11,217,179
		39,168,584
Health Care Providers and Services — 3.1%
Amedisys, Inc.(1)	31,722	7,500,032
Encompass Health Corp.	149,648	9,724,127
		17,224,159
Health Care Technology — 3.3%
Teladoc Health, Inc.(1)(2)	25,355	5,558,830
Veeva Systems, Inc., Class A(1)	45,831	12,887,219
		18,446,049
Hotels, Restaurants and Leisure — 3.6%
Chipotle Mexican Grill, Inc.(1)	11,345	14,109,890
Las Vegas Sands Corp.	127,376	5,943,364
		20,053,254
Household Durables — 1.4%
D.R. Horton, Inc.	102,409	7,745,193
Insurance — 0.8%
SelectQuote, Inc.(1)	217,187	4,398,037
Interactive Media and Services — 1.5%
Match Group, Inc.(1)	75,557	8,360,382
Internet and Direct Marketing Retail — 0.8%
Wayfair, Inc., Class A(1)	15,473	4,502,798
IT Services — 3.9%
Square, Inc., Class A(1)	71,016	11,543,651
Twilio, Inc., Class A(1)	42,181	10,422,503
		21,966,154
Leisure Products — 1.2%
Peloton Interactive, Inc., Class A(1)	65,245	6,474,914
Life Sciences Tools and Services — 3.0%
Bruker Corp.	63,553	2,526,232
Mettler-Toledo International, Inc.(1)	10,348	9,993,581
Repligen Corp.(1)	27,087	3,996,416
		16,516,229
Machinery — 2.6%
Graco, Inc.	104,205	6,392,976
Parker-Hannifin Corp.	40,214	8,136,901
		14,529,877
Personal Products — 1.2%
Shiseido Co. Ltd.	118,600	6,805,325
Pharmaceuticals — 1.8%
Horizon Therapeutics plc(1)	90,668	7,043,090
Jazz Pharmaceuticals plc(1)	19,224	2,741,150
		9,784,240

Professional Services — 2.3%
CoStar Group, Inc.(1)	5,338	4,529,346
Verisk Analytics, Inc.	43,657	8,090,079
		12,619,425
Road and Rail — 1.0%
J.B. Hunt Transport Services, Inc.	42,762	5,404,262
Semiconductors and Semiconductor Equipment — 8.8%
Advanced Micro Devices, Inc.(1)	62,152	5,095,843
Marvell Technology Group Ltd.	209,916	8,333,665
Skyworks Solutions, Inc.	77,994	11,348,127
Teradyne, Inc.	92,426	7,344,170
Xilinx, Inc.	160,496	16,730,103
		48,851,908
Software — 16.4%
Atlassian Corp. plc, Class A(1)	18,874	3,431,104
Cadence Design Systems, Inc.(1)	155,682	16,600,372
Coupa Software, Inc.(1)	16,495	4,523,589
DocuSign, Inc.(1)	36,231	7,798,360
Envestnet, Inc.(1)	60,364	4,657,686
HubSpot, Inc.(1)	28,348	8,284,136
Manhattan Associates, Inc.(1)	105,797	10,102,556
Palo Alto Networks, Inc.(1)	39,504	9,668,604
RingCentral, Inc., Class A(1)	28,402	7,799,473
Slack Technologies, Inc., Class A(1)	265,493	7,131,142
Splunk, Inc.(1)	57,075	10,737,520
		90,734,542
Specialty Retail — 2.4%
Burlington Stores, Inc.(1)	40,125	8,269,361
Five Below, Inc.(1)	39,121	4,968,367
		13,237,728
Textiles, Apparel and Luxury Goods — 1.6%
lululemon athletica, Inc.(1)	26,317	8,668,030
Trading Companies and Distributors — 0.4%
W.W. Grainger, Inc.	6,888	2,457,432
TOTAL COMMON STOCKS (Cost $410,940,145)		547,774,795
TEMPORARY CASH INVESTMENTS — 1.4%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.125% - 2.875%, 12/15/21 - 8/15/47, valued at $3,213,020), in a joint trading account at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $3,150,612)		3,150,608
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.125%, 7/15/23, valued at $4,859,289), at 0.05%, dated 9/30/20, due 10/1/20 (Delivery value $4,764,007)		4,764,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	2,428	2,428
TOTAL TEMPORARY CASH INVESTMENTS (Cost $7,917,036)		7,917,036
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $418,857,181)		555,691,831
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,260,950)
TOTAL NET ASSETS — 100.0%		$554,430,881

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	18,359,280	USD	174,244	Bank of America N.A.	12/30/20	$71
USD	6,398,550	JPY	671,287,860	Bank of America N.A.	12/30/20	24,937
						$25,008

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
JPY	-	Japanese Yen
USD	-	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $5,558,830. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At period end, the aggregate value of the collateral held by the fund was $5,621,670, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.
2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	540,969,470	6,805,325	—
Temporary Cash Investments	2,428	7,914,608	—
	540,971,898	14,719,933	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	25,008	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.